Capital Structure (Tables)	12 Months Ended
Dec. 31, 2020
Stockholders Equity Note [Abstract]
Schedule of Common Stock Reserved for Future Issuance

Common stock reserved for future issuance, on an as converted basis, consisted of the following:

	December 31,
	2019	2020
Stock options, issued and outstanding	2,143,368	3,506,599
Stock options, authorized for future issuance	1,435,402	3,369,246
Employee stock purchase plan, available for future grants	—	314,006
Series A convertible preferred stock	5,157,213	—
Series B convertible preferred stock	3,992,919	—
Series C convertible preferred stock	4,816,160	—

Total	17,545,062	7,189,851

Schedule of Issued and Outstanding Convertible Preferred Stock and its Principal Terms

Issued and outstanding convertible preferred stock and its principal terms as of December 31, 2019 were as follows (in thousands, except for share and per share amounts):

	As of December 31, 2019
Series	Shares Authorized	Shares Issued and Outstanding	Original Issue Price Per Share	Aggregate Liquidation Amount	Net Carrying Value
Series A	5,157,213	5,157,213	$6.3988	$33,000	$32,826
Series B	3,992,919	3,992,919	$7.7700	31,025	30,921
Series C	4,816,160	4,816,160	$8.7100	41,949	41,868

Total	13,966,292	13,966,292		$105,974	$105,615